Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company’s leasing activities primarily consist of three operating leases for offices. ASC 842 requires leases to recognize right-of-use assets and lease liabilities on the balance sheet. The Company has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

	As of September 30,
	2024	2023
	US$	US$
Operating lease right-of-use assets	$660,946	$954,771
Operating lease liabilities – current	$270,183	$293,040
Operating lease liabilities – non-current	308,575	556,674
Total operating lease liabilities	$578,758	$849,714

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of September 30,
	2024	2023
Weighted-average remaining lease term (years)	1.94	2.45
Weighted-average discount rate	4.75%	4.75%

During the years ended September 30, 2024, 2023 and 2022, the Company incurred total operating lease expenses of $146,384, $196,500 and $163,552, respectively.

The following table summarizes the maturity of operating lease liabilities as of September 30, 2024:

12 months ending September 30,	Operating
US$
2025	$291,836
2026	314,775
Thereafter	—
Total lease payments	606,611
Less: imputed interest	(27,853)
Total lease liabilities	$578,758